SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Billions	Jul. 05, 2023	Aug. 08, 2023
Subsequent Event [Line Items]
Dividends payable (in dollars per share)		$ 0.32
Increase in public float	10.00%
Brookfield Reinsurance | Brookfield Asset Management Ltd
Subsequent Event [Line Items]
Decrease in ownership percentage	2.00%
American Equity Investment Life Holding Company | Brookfield Reinsurance
Subsequent Event [Line Items]
Consideration	$ 1